Schedule of related parties and relationships with the Company (Details)	6 Months Ended
Mar. 31, 2026
Desfran Consulting DMCC [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by the Company’s shareholder, Desmond Foo
Desmond Foo [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company’s shareholder